Other Receivables, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017
Other Receivables Net [Abstract]
Beginning balance	$ 208,097	$ 1,432,095
Provision for (recovery of) doubtful accounts	62,726	(1,280,566)
Exchange rate effect	(7,774)	(56,568)
Ending balance	$ 263,049	$ 208,097